Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other assets (Tables) [Abstract]
Balance of Other assets

The breakdown of the balance of “Other assets” is as follows:

Thousand of reais	2018	2017	2016

Customer relationships	1,674,187	1,679,305	1,197,278
Prepayments and accrued income	685,755	784,456	690,814
Contractual guarantees of former controlling stockholders (Note 23.c.5)	605,638	707,130	814,925
Actuarial asset (Note 22)	273,281	198,189	153,662
Other receivables (1)	1,561,606	1,209,190	2,247,333
Total	4,800,467	4,578,270	5,104,012

(1) Corresponds mainly to receivables from third parties.